NOTES PAYABLE - Schedule of Outstanding Debt (Details) - Notes Payable $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Outstanding principal	$ 1,902
Unamortized discount	(215)
Carrying value of debt	$ 1,687